financial instruments - Currency risk (Details) - U.S. Dollars	12 Months Ended
Dec. 31, 2025
Minimum
Currency risk
Exposure to exchange rate fluctuations that is hedged (as a percent)	50.00%
Maximum
Currency risk
Exposure to exchange rate fluctuations that is hedged (as a percent)	75.00%